Note 12 - Lease Commitments (Tables)	12 Months Ended
Dec. 31, 2014
Leases [Abstract]
Schedule Of Future Minimum Lease Payments [Table Text Block]
	Capital	Operating	Total
2015	$76	$344	$420
2016	76	344	420
2017	76	307	383
2018	15	228	243
2019	15	71	86
Thereafter	495	-	495
Total minimum lease payments	753	$1,294	$2,047
Less: amounts representing interest	362
Present value of minimum lease payments	391
Less: current portion of obligations under capital leases	58
Long-term portion of obligations under capital leases	$333